Share-Based Payments - Summary Of Weighted Average Fair Value and Inputs Measurements Of Fair Value Equity Settled Options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 EUR (€) yr € / shares	Dec. 31, 2022 EUR (€) yr € / shares	Dec. 31, 2021 EUR (€) yr € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share value (EUR) | € / shares	€ 10.31	€ 9.61	€ 2.48
Option exercise price (EUR) | € / shares	€ 10.31	€ 9.73	€ 2.48
Dividend yield	0.00%	0.00%	0.00%
Fair value per option (EUR)	€ 4.55	€ 4.2
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility (%)	37.00%	38.00%	42.00%
Expected life (years) | yr	5.3	5	5
Risk-free rate	3.55%	3.88%	(0.62%)
Fair value per option (EUR)			€ 0.91
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility (%)	42.00%	42.00%	44.00%
Expected life (years) | yr	7	7	6.9
Risk-free rate	3.98%	3.93%	(0.58%)
Fair value per option (EUR)			€ 0.98